FAIR VALUE OF ASSETS AND LIABILITIES - Transfers between levels (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments | Foreign exchange contracts and interest rate contracts
Transfers between levels, Assets
Transfers out of Level 3	$ 1,984	$ 8,987
Transfers in to level 3	(50,226)	128,865
Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains (losses)	4,227	2,580
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Unrealized gains (losses)	39,067	48,562
Transfers between levels, Assets
Transfers, Level 1 to Level 2	2	63,827
Transfers, Level 2 to Level 1	10,018	0
Fair value through profit or loss | Debt instruments
Transfers between levels, Assets
Transfers, Level 1 to Level 2	36,039	229,645
Transfers, Level 2 to Level 1	0	929
Fair value through profit or loss | Debt instruments | Foreign exchange contracts and interest rate contracts
Transfers between levels, Assets
Transfers, Level 1 to Level 2	36,039	202,779
Fair value through profit or loss | Debt instruments | Securities issued or secured by foreign government
Transfers between levels, Assets
Transfers, Level 1 to Level 2	0	26,866
Transfers, Level 2 to Level 1	0	929
Fair value through OCI | Debt instruments
Transfers between levels, Assets
Transfers, Level 1 to Level 2	0	467,133
Transfers, Level 2 to Level 1	0	137,884
Fair value through OCI | Debt instruments | Securities issued or secured by foreign government
Transfers between levels, Assets
Transfers, Level 1 to Level 2	0	467,133
Transfers, Level 2 to Level 1	0	137,884
Fair value through OCI | Debt instruments | Corporate bonds
Transfers between levels, Assets
Transfers in to level 3	$ 512,511	$ 577,439